Regulatory Capital Requirements (Reconciliation Of The Bank's Equity Under GAAP To Regulatory Capital Amounts) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Regulatory Capital Requirements [Abstract]
Total Bank equity as reported under GAAP	$ 1,379,357	$ 1,395,708
Unrealized gains on AFS securities	(24,179)	(26,314)
Other	(73)	(251)
Total Tier 1 capital	1,355,105	1,369,143
ACL	11,100	11,710	[1]
Total risk-based capital	$ 1,366,205	$ 1,380,853

[1]	The September 30, 2011 ACL amount represents the general valuation allowances calculated using the formula analysis. SVAs were netted against the related loan balance on the Thrift Financial Report and are therefore not included in this amount.